RELATED PARTY BALANCES AND TRANSACTIONS	6 Months Ended
Jun. 30, 2024
RELATED PARTY BALANCES AND TRANSACTIONS [Abstract]
RELATED PARTY BALANCES AND TRANSACTIONS
NOTE 10:-	RELATED PARTY BALANCES AND TRANSACTIONS

Balances with related parties:

	June 30, 2024	December 31, 2023
	Unaudited

Trade and other payables (a)	$22	$53

Related parties' expenses:

	Six months ended June 30,
	2024	2023
	Unaudited
Amounts charged to:

Research and development expenses (a)	$74	$70

(a)
The Company incurred expenses for research and development services provided by related party for cancer studies in animal models, and breeding and maintenance of animals (mice) to support such studies.